Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks [Line Items]
Total	$ 25,856	$ 22,599
RMB [Member]
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks [Line Items]
Total	22,125	22,597
HKD [Member]
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks [Line Items]
Total	2	1
USD [Member]
Cash (Details) - Schedule of Cash Represent Cash on Hand and Demand Deposits Placed With Banks [Line Items]
Total	$ 3,729	$ 1